Right of Use Assets	6 Months Ended
Jun. 30, 2025
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS
8	RIGHT OF USE ASSETS

	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Right-Of-Use Assets, cost
As at beginning of the year/period	307,323	307,323	72,952
Add: New lease recognized	-	-	-
Less: Termination	-	(105,860)	(25,129)
As at end of the year/period	307,323	201,463	47,823

Right-Of-Use Assets, accumulated amortization
As at beginning of the year/period	82,041	137,297	32,591
Amortization of the year	55,256	26,149	6,207
Less: Termination	-	(73,311)	(17,402)
As at end of the year/period	137,297	90,135	21,396

Right-Of-Use Assets, carrying amount
As at beginning of the year/period	225,282	170,026	40,361
As at end of the year/period	170,026	111,328	26,427

	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Lease Liability
As at beginning of the year/period	209,571	162,577	38,593
Add: New lease recognized	-	-	-
Add: Imputed interest	10,090	3,926	932
Less: Principal repayment	(57,084)	(27,142)	(6,443)
Termination	-	(37,340)	(8,864)
As at end of the year/period	162,577	102,021	24,218

Lease liability current portion	52,768	36,072	8,563
Lease liability non-current portion	109,809	65,949	15,655
	162,577	102,021	24,218

Maturities of Lease
Year ending December 31, 2025	52,768	-	-
Year ending December 31, 2026	57,434	-	-
Year ending December 31, 2027	25,598	-	-
Year ending December 31, 2028	7,701	-	-
Year ending December 31, 2029	8,171	-	-
After December 31, 2029	10,905	-	-
	162,577	-	-

Maturities of Lease
Period ending June 30, 2026	-	36,072	8,563
Period ending June 30, 2027	-	35,490	8,424
Period ending June 30, 2028	-	7,476	1,775
Period ending June 30, 2029	-	7,932	1,883
Period ending June 30, 2030	-	8,416	1,998
After June 30, 2030	-	6,635	1,575
	-	102,021	24,218